Guaranteed Minimums (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 30,998,857	$ 32,986,240
Net amount at risk	1,024,331	556,055
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	22,106,973	22,885,613
Net amount at risk	$ 144,789	$ 38,798
Weighted age (years)	63 years 4 months	62 years 10 months
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 4,799,853	$ 5,297,482
Net amount at risk	$ 265,614	$ 70,239
Weighted age (years)	67 years 1 month	66 years 6 months
Guaranteed Minimum Death Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,756,726	$ 4,413,506
Net amount at risk	$ 590,255	$ 417,237
Weighted age (years)	70 years 2 months	69 years 7 months
Guaranteed Minimum Death Benefit | Ratchet and earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,006	$ 3,960
Net amount at risk	$ 1,105	$ 1,443
Weighted age (years)	83 years 2 months	81 years
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 88,037	$ 102,983
Net amount at risk	$ 1,422	$ 677
Weighted age (years)	75 years 8 months	74 years 9 months
Guaranteed Minimum Death Benefit | Earnings protection rider
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 244,262	$ 282,696
Net amount at risk	$ 21,146	$ 27,661
Weighted age (years)	68 years 1 month	67 years 3 months
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 7,153,980	$ 8,514,620
Net amount at risk	935,316	645,119
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	103,455	123,495
Net amount at risk	$ 390	$ 809
Weighted age (years)	71 years 8 months	71 years
Guaranteed Minimum Income Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,128,810	$ 2,589,470
Net amount at risk	$ 39,990	$ 6,775
Weighted age (years)	69 years 4 months	68 years 4 months
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 4,921,715	$ 5,801,655
Net amount at risk	$ 894,936	$ 637,535
Weighted age (years)	66 years 8 months	65 years 10 months
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 7,447,539	$ 8,532,709
Net amount at risk	308,449	48,426
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	3,125,235	3,858,091
Net amount at risk	$ 75,278	$ 13,503
Weighted age (years)	68 years 9 months	67 years 10 months
Guaranteed Minimum Accumulation Benefit | Ten years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,144	$ 4,231
Net amount at risk	$ 1	$ 16
Weighted age (years)	81 years 2 months	80 years
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 685,742	$ 791,444
Net amount at risk	$ 26,416	$ 4,733
Weighted age (years)	63 years 2 months	62 years 4 months
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 271,947	$ 295,251
Net amount at risk	$ 17,557	$ 1,457
Weighted age (years)	59 years 9 months	58 years 10 months
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 3,361,471	$ 3,583,692
Net amount at risk	$ 189,196	$ 28,717
Weighted age (years)	61 years 3 months	60 years 6 months
Guaranteed Minimum Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 15,590,405	$ 15,954,817
Net amount at risk	2,787,854	1,381,137
Guaranteed Minimum Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 689,570	$ 620,033
Weighted age (years)	68 years 6 months	68 years 9 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 951,084	$ 1,086,720
Net amount at risk	$ 182,920	$ 123,933
Weighted age (years)	68 years 1 month	67 years 4 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with automatic reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,498,005	$ 1,661,153
Net amount at risk	$ 205,492	$ 97,192
Weighted age (years)	64 years 4 months	63 years 7 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 30,070	$ 34,001
Net amount at risk	$ 6,520	$ 3,691
Weighted age (years)	69 years 1 month	68 years 3 months
Guaranteed Minimum Withdrawal Benefit | Life benefit with 10% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 1,138,409	$ 1,248,797
Net amount at risk	$ 338,886	$ 219,842
Weighted age (years)	63 years 9 months	63 years
Guaranteed Minimum Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 11,283,267	$ 11,304,113
Net amount at risk	$ 2,054,036	$ 936,479
Weighted age (years)	60 years 8 months	60 years 2 months